Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Profit for the period	€ 34.5	€ 41.2
Adjustments for:
Exceptional items	23.5	30.1
Share based payments expense	3.1	12.3
Depreciation and amortization	23.1	22.3
Loss on disposal and impairment of property, plant and equipment	0.4	0.5
Net finance costs	30.1	29.0
Taxation	7.4	9.4
Operating cash flow before changes in working capital, provisions and exceptional items	122.1	144.8
Decrease/(increase) in inventories	14.2	(34.3)
Increase in trade and other receivables	(81.3)	(53.7)
Increase in trade and other payables	77.1	20.6
(Decrease)/increase in employee benefits and other provisions	(0.2)	1.9
Cash generated from operations before tax and exceptional items	131.9	79.3
Payments relating to exceptional items	(24.0)	(14.0)
Tax paid	(8.9)	(10.0)
Net cash generated from operating activities	99.0	55.3
Cash flows from investing activities
Purchase of property, plant and equipment and intangibles	(18.8)	(20.6)
Interest received	2.0	1.1
Cash used in investing activities	(16.8)	(19.5)
Cash flows from financing activities
Repurchase of ordinary shares	(7.1)	0.0
Dividends paid, classified as financing activities	(22.3)	0.0
Payment of lease liabilities	(7.2)	(7.0)
Payment of financing fees	(0.5)	(0.5)
Interest paid	(50.4)	(19.3)
Net cash used in financing activities	(87.5)	(26.8)
Net (decrease)/increase in cash and cash equivalents	(5.3)	9.0
Cash and cash equivalents at beginning of period	390.7
Cash and cash equivalents at beginning of period	412.9	366.8
Effect of exchange rate fluctuations	(3.7)	(4.9)
Cash and cash equivalents at end of period	€ 390.7	€ 370.9